Annual Total Returns [BarChart] - AMG SouthernSun U.S. Equity Fund - Class N	Feb. 01, 2021
Bar Chart Table:
Annual Return 2013	36.45%
Annual Return 2014	1.12%
Annual Return 2015	(10.82%)
Annual Return 2016	16.35%
Annual Return 2017	10.41%
Annual Return 2018	(23.38%)
Annual Return 2019	31.27%
Annual Return 2020	13.10%